Contract Assets and Liabilities - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in prior periods	₩ 52,746